PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses
SCHEDULE OF PREPAID EXPENSES	For the years ended December 31, 2022 and 2021, prepaid expenses was comprised of:
	December 31,	December 31,
	2022	2021
Prepaid expenses	$24,896	$27,500
Prepaid insurance	-	60,791
	$24,896	$88,291